ADDITIONAL EVENTS OCCURRING SUBSEQUENT TO THE DATE THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS WERE AVAILABLE	3 Months Ended
Mar. 31, 2014
Additional Events Occurring Subsequent to the Date the Condensed Consolidated Financial Statements Were Available (Unaudited) [Abstract]
ADDITIONAL EVENTS OCCURRING SUBSEQUENT TO THE DATE THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS WERE AVAILABLE (UNAUDITED)

NOTE 10 - ADDITIONAL EVENTS OCCURRING SUBSEQUENT TO THE DATE THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS WERE AVAILABLE (UNAUDITED)

During the quarter ended June 30, 2014, the Company received $1,200,000 in connection with the exercise of 400,000 Warrants into 400,000 shares of common stock at an exercise price of $3.00 per share. Upon exercise, pursuant to the Purchase Agreement, the Company’s Founders agreed to cancel a corresponding number of shares to be cancelled for each Warrant Share issued. As a result, the Founders retired 400,000 shares of common stock.

During the quarter ended June 30, 2014, the Company completed a private offering with a group of accredited investors (the “Purchasers”) who had previously participated in the Offering that occurred between December 30, 2013 and January 13, 2014 (as discussed in this Note 6) for total net proceeds to the Company of $4,000.   Pursuant to a securities purchase agreement with the Purchasers, the Company issued to the Purchasers warrants (the “Warrants”) to purchase an aggregate of 400,000 shares (the “Shares”) of the Company’s common stock at an exercise price of $3.00 per share.  The Warrants are exercisable for a period of five years from the original issue date. The exercise price for the Warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change.  The Company determined that the effect of the issuance of the warrants was to induce the Purchasers to exercise warrants previously issued to them in the Offering and thus accounted for the issuance as an inducement.